Consolidated Balance Sheets (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provision for loan losses from third parties	$ 61,882,048	$ 6,404,996
Provision for loan losses from related parties	$ 2,412,642	$ 21,311
Ordinary shares, par value
Ordinary shares description	Unlimited shares authorized	Unlimited shares authorized
Ordinary shares, issued	23,758,817	22,898,864
Ordinary shares, outstanding	23,758,817	22,898,864
Class A Preferred Shares
Preferred shares, par value
Preferred shares, authorized description	Unlimited shares authorized	Unlimited shares authorized
Preferred shares, issued	715,000	715,000
Preferred shares, outstanding	715,000	715,000